Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.05 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.50%
Innovator Equity Defined Protection ETF® - 1 Yr December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator Equity Defined Protection ETF® - 1 Yr December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $649.49 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.90%)